Consolidated Statement of Cash Flow (Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
(Decrease) Increase in asset retirement obligation	$ (1,812)	$ 13,299	$ (4,355)
(Decrease) Increase in provisions for other long-term liabilities	$ (1,051)	1,867	(60)
Purchase of property, plant and equipment		$ (733)	$ 1,100